Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
PRC statutory reserve funds	¥ 626	$ 90	¥ 515
Unreserved retained earnings	125,642	18,047	128,731
Total retained earnings	¥ 126,268	$ 18,137	¥ 129,246